Income Taxes (Summary Of Deferred Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Income Tax [Abstract]
Provision for employee related obligations, current	$ 155		$ 97
Provision for legal obligation, current	2,382		2,675
Deferred taxes included in other current assets	2,497	[1]	2,772	[1]
Provision for employee related obligations, non-current	534		450
Carry forward tax losses, non-current	3,188		3,892
Temporary differences, net, non-current	2,201		2,523
Gross deferred income taxes, non-current	5,923		6,865
Valuation allowance, non-current	(2,392)		(2,089)
Deferred income taxes, non-current	$ 3,531		$ 4,776

[1]	(*)See Note 16.